EQUITY INCENTIVES - Restricted Stock Units and Stock Awards (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock Options
Awards - Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 7.25
Forfeited (in dollars per share)	6.40
Expired (in dollars per share)	8.26
Ending balance (in dollars per share)	8.36	$ 7.25
Weighted Average Price, Exercisable (in dollars per share)	$ 8.36
Awards - Number of Shares
Beginning Balance (in shares)	271,112
Forfeitures (in shares)	(150,000)
Expired (in shares)	(76,110)
Ending Balance (in shares)	45,002	271,112
Exercisable (in shares)	45,002
Non-vested Awards - Weighted Average Fair Value
Beginning balance (in dollars per share)	$ 6.40
Ending balance (in dollars per share)		$ 6.40
Non-vested Awards - Number of Shares
Beginning Balance (in shares)	150,000
Forfeited (in shares)	150,000
Ending Balance (in shares)		150,000
Stock Appreciation Rights (SARs)
Awards - Weighted Average Exercise Price
Forfeited (in dollars per share)	$ 2.73
Weighted Average Price, Exercisable (in dollars per share)	2.07
Beginning balance (in dollars per share)	2.76
Ending balance (in dollars per share)	2.93	$ 2.76
Expired (in dollars per share)	$ 1.36
Awards - Number of Shares
Beginning Balance (in shares)	1,923,144
Forfeited (in shares)	(288,476)
Expired (in shares)	(232,482)
Ending Balance (in shares)	1,402,186	1,923,144
Exercisable (in shares)	343,750
Non-vested Awards - Weighted Average Fair Value
Beginning balance (in dollars per share)	$ 3.14
Ending balance (in dollars per share)	3.21	$ 3.14
Vested or Earned (in dollars per share)	2.14
Forfeited (in dollars per share)	$ 2.73
Non-vested Awards - Number of Shares
Beginning Balance (in shares)	1,369,758
Vested or Earned (in shares)	(22,846)
Forfeited (in shares)	(288,476)
Ending Balance (in shares)	1,058,436	1,369,758
Stock Award
Equity incentives
Fair value of Stock Awards vested	$ 0.5	$ 0.4
Awards - Weighted Average Exercise Price
Granted (in dollars per share)	$ 0.49	$ 1.42	$ 1.82
Exercised or Earned (in dollars per share)	1.38
Forfeited (in dollars per share)	3.26
Beginning balance (in dollars per share)	2.73
Ending balance (in dollars per share)	$ 1.73	$ 2.73
Awards - Number of Shares
Beginning Balance (in shares)	1,723,328
Granted (in shares)	1,660,000
Exercised or Earned (in shares)	(1,590,643)
Forfeited (in shares)	(134,012)
Ending Balance (in shares)	1,658,673	1,723,328
Non-vested Awards - Weighted Average Fair Value
Granted (in dollars per share)	$ 0.49	$ 1.42	$ 1.82
Exercised or Earned (in dollars per share)	$ 1.38
Non-vested Awards - Number of Shares
Beginning Balance (in shares)	1,723,328
Granted (in shares)	1,660,000
Vested or Earned (in shares)	(1,590,643)
Forfeited (in shares)	(134,012)
Ending Balance (in shares)	1,658,673	1,723,328